THE CUTLER TRUST

November 2, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Cutler Trust
File No. 33-52850

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Cutler Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary

THE CUTLER TRUST     ♦     P.O. BOX 46707     ♦     CINCINNATI, OH 45246
Cutler Equity Fund, Cutler Emerging Markets Fund and Cutler Fixed Income Fund
are distributed by Ultimus Fund Distributors, LLC